(5) Impairment of Long-lived Assets (Details) (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Details
Impairment of monitoring equipment and parts	$ 450,000	$ 0	$ (1,648,762)	$ (464,295)